CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 67,700	$ 69,345
Restricted cash	251	271
Trade receivables, net	4,111	4,596
Inventory	6,523	4,426
Other current financial assets	1,432
Other current assets	3,807	1,032
Total current assets	83,824	79,670
NON-CURRENT ASSETS:
System components	1,584	1,707
Leased systems, net	4,860	3,959
Other property and equipment, net	788	752
Right-of-use assets	5,548	5,530
Other long-term assets	1,931	2,698
Other non-current financial assets	14,656
Total non-current assets	29,367	14,646
Total assets	113,191	94,316
CURRENT LIABILITIES:
Trade payables	2,428	2,868
Deferred revenues	10,551	4,434
Liability in respect of government grants	1,679	1,293
Current maturities of lease liabilities	1,075	824
Other accounts payable	6,762	5,927
Total current liabilities	22,495	15,346
NON-CURRENT LIABILITIES:
Deferred revenues	6,762	3,625
Liability in respect of government grants	5,029	5,803
Lease liabilities	5,742	4,800
Warrants liability		2,429
Total non-current liabilities	17,533	16,657
EQUITY:
Share capital Ordinary shares of NIS 0.04 par value: Authorized- 120,000,000 ordinary shares; Issued and outstanding- 39,165,805 ordinary shares on December 31, 2025 and 37,626,427 ordinary shares on December 31, 2024	430	413
Share premium	162,221	157,597
Reserve for share-based payment	3,506	4,872
Currency translation adjustments	(2,188)	(2,188)
Accumulated deficit	(90,806)	(98,381)
Total equity	73,163	62,313
Total equity and liabilities	$ 113,191	$ 94,316